Commitments and contingencies (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Other Disclosures [Line Items]
Contingent liabilities indemnities and other performance guarantees	$ 197.0		$ 192.0
Contingent liabilities incurred in relation to interests in joint ventures	0.0
Capital commitments	8,519.0		5,556.0
Contractual capital commitments	$ 2,905.0		1,872.0
Simfer Jersey Limited | Winning Consortium Simandou Railway Pte Ltd And Winning Consortium Simandou Ports Pte Ltd
Other Disclosures [Line Items]
Proportion of ownership interest in associate	34.00%
Rio Tinto Finance Usa Limited And Rio Tinto Finance Usa Plc | Contingent liabilities related to joint ventures
Other Disclosures [Line Items]
Contractual payments		$ 10.5
Total for all joint ventures
Other Disclosures [Line Items]
Capital commitments	$ 1,107.0		$ 1,551.0